Land, Buildings, Equipment, and Other Depreciable Assets - Summary of Land, Buildings, Equipment, and Other Depreciable Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 5,324
Balance at end of year	5,513	$ 5,324
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,486	8,306
Additions	857	601
Acquisitions through business combinations	3
Disposals	(233)	(132)
Fully depreciated assets	(317)	(359)
Foreign currency translation adjustments and other	(18)	70
Balance at end of year	8,778	8,486
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,162	2,993
Depreciation charge for the year	605	576
Disposals	(173)	(81)
Fully depreciated assets	(317)	(359)
Foreign currency translation adjustments and other	(12)	33
Balance at end of year	3,265	3,162
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	971
Balance at end of year	987	971
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	971	969
Additions	30	2
Disposals	(2)	(5)
Foreign currency translation adjustments and other	(12)	5
Balance at end of year	987	971
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,205
Balance at end of year	2,270	2,205
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,378	3,315
Additions	194	164
Disposals	(29)	(37)
Fully depreciated assets	(45)	(90)
Foreign currency translation adjustments and other	(10)	26
Balance at end of year	3,488	3,378
Buildings [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,173	1,151
Depreciation charge for the year	120	120
Disposals	(19)	(14)
Fully depreciated assets	(45)	(90)
Foreign currency translation adjustments and other	(11)	6
Balance at end of year	1,218	1,173
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	380
Balance at end of year	436	380
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	829	853
Additions	259	141
Disposals	(119)	(13)
Fully depreciated assets	(156)	(143)
Foreign currency translation adjustments and other		(9)
Balance at end of year	813	829
Computer equipment [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	449	433
Depreciation charge for the year	168	170
Disposals	(85)	(13)
Fully depreciated assets	(156)	(143)
Foreign currency translation adjustments and other	1	2
Balance at end of year	377	449
Furniture fixtures, and other depreciable assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	710
Balance at end of year	703	710
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,315	1,285
Additions	147	134
Acquisitions through business combinations	1
Disposals	(35)	(44)
Fully depreciated assets	(63)	(69)
Foreign currency translation adjustments and other	(14)	9
Balance at end of year	1,351	1,315
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	605	552
Depreciation charge for the year	138	128
Disposals	(31)	(22)
Fully depreciated assets	(63)	(69)
Foreign currency translation adjustments and other	(1)	16
Balance at end of year	648	605
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,058
Balance at end of year	1,117	1,058
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,993	1,884
Additions	227	160
Acquisitions through business combinations	2
Disposals	(48)	(33)
Fully depreciated assets	(53)	(57)
Foreign currency translation adjustments and other	18	39
Balance at end of year	2,139	1,993
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	935	857
Depreciation charge for the year	179	158
Disposals	(38)	(32)
Fully depreciated assets	(53)	(57)
Foreign currency translation adjustments and other	(1)	9
Balance at end of year	$ 1,022	$ 935